SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Income Fund


(Name of Registrant)

File No. 2-92661


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

FILE NO. 2-92661


Fidelity Income Fund
: Fidelity Ginnie Mae Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

18,913,883 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

17,865,449 shares


(iv)    Number of Securities Sold During Fiscal Year

12,436,702 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

12,436,702 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


12,436,702

$
128,526,825

Redemptions See Note (2) :


(12,436,702)

$
(128,526,825)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
18,849,263
 and $192,992,226
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Income Fund
:

Fidelity Ginnie Mae Portfolio


By  John H. Costello

        Assistant Treasurer

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FILE NO. 2-92661


Fidelity Income Fund
: Fidelity Mortgage Securities Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

43,636,416 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

5,708,436 shares


(iv)    Number of Securities Sold During Fiscal Year

15,766,198 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

14,322,055 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


14,322,055

$
150,982,650

Redemptions:


(14,322,055)

$
(150,982,650)

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Income Fund
:

Fidelity Mortgage Securities Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-92661


Fidelity Income Fund
: Spartan Limited Maturity Government Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

34,760,596 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

51,323,034 shares


(iv)    Number of Securities Sold During Fiscal Year

11,937,664 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

11,937,664 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


11,937,664

$
113,876,634

Redemptions See Note (2) :


(11,937,664)

$
(113,876,634)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
38,896,556
 and $370,039,092
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Income Fund
:

Spartan Limited Maturity Government Fund


By  John H. Costello

        Assistant Treasurer
